Document and Entity Information	6 Months Ended
Jun. 30, 2019
Document and Entity Information [Abstract]
Entity Registrant Name	Affimed N.V.
Entity Central Index Key	0001608390
Document Type	6-K
Document Period End Date	Jun. 30, 2019
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	H1